Loans to Third Pairties, Net (Tables)	12 Months Ended
Mar. 31, 2021
Loans To Third Pairties Net Disclosure [Abstract]
Schedule of loans to third parties consisted
	As of March 31, 2021	As of March 31, 2020
Loans to third parties, current:
Beijing Chuangyouyi Education Technology Co.,Ltd (a)	$93,038	$85,980
Beijing Dejinbao Mining Engineering Co., Ltd (b)	580,974	-
Guizhou Shunxincheng Human Resources Co., Ltd	3,053	42,316
Beijing Zhongke Education Co., Ltd	39,684	-
Loans to third parties, noncurrent:
Beijing Dejinbao Mining Engineering Co., Ltd (b)	78,882	579,335
Less: allowance for doubtful accounts
Beijing Chuangyouyi Education Technology Co.,Ltd (a)	.(93,038)	(85,980)
Total loan to third parties, net	$702,593	$621,651